Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2017	Oct. 31, 2016
Property and equipment, gross	$ 39,753,617	$ 39,546,687
Less accumulated amortization and depreciation	(27,542,925)	(26,147,529)
Property and equipment, net	12,210,692	13,399,158
Land [Member]
Property and equipment, gross	3,148,834	3,144,068
Building and Building Improvements [Member]
Property and equipment, gross	8,165,637	8,140,933
Machinery and Equipment [Member]
Property and equipment, gross	25,817,318	25,769,804
Furniture and Fixtures [Member]
Property and equipment, gross	894,237	903,067
Construction in Progress [Member]
Property and equipment, gross	$ 1,727,591	$ 1,588,815